Earnings per share - Weighted average shares (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted average number of shares for calculating earnings per share
Weighted average number of shares for calculation of basic earnings per share	2,741	2,736	2,628
Dilutive effect of share options and awards	6
Weighted average number of shares for calculation of diluted earnings per share	2,747	2,736	2,628